Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Parenthetical) (Detail)		12 Months Ended
	Aug. 11, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Reverse stock split, description		1-for-5 reverse stock split
Reverse stock split ratio	0.2
Common stock dividends paid in cash		$ 0	$ 0	$ 0